INVENTORIES	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 4   -       INVENTORIES

A.	Composition:

	As of December 31,
	2 0 2 1	2 0 2 0

Raw materials	22,953	17,511
Service inventory	19,838	16,860
Work in process	19,125	16,364
Finished goods	16,749	10,999
	78,665	61,734

B.	In the years ended December 31, 2021, 2020 and 2019, the Company wrote down inventories in a total amount of $5,126, $5,664 and $4,435, respectively.